Members' Equity And Corporate Reorganization - Additional Information (Details)	12 Months Ended
Dec. 31, 2020 USD ($) shares
Issuance of capital units, net of issuance costs | $	$ 1,562,842
Capital Units [Member]
Gross cash proceeds | $	$ 1,400,000
Class A One Capital Units [Member]
Number of common stock sold | shares	62,812
Issuance of capital units, net of issuance costs | $	$ 171,100
Class B1 Capital Units [Member]
Number of common stock sold | shares	514,932
Class B1A Capital Units [Member]
Number of common stock sold | shares	102,986